Asset Impairments and Write Offs (Parenthetical) (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) $ / oz AUD / oz $ / t	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / oz
Impairment Of Assets [Line Items]
Asset impairment and write off		$ 100.1	$ 14.0	$ 215.3
Life of mine years		81 years	72 years
Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off		$ 92.1	$ 12.7	122.3
Other
Impairment Of Assets [Line Items]
Asset impairment and write off				31.7
Yanfolila | Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off	[1]			29.7
Darlot - asset group | Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off	[2]	$ 13.8
Life of mine years		6 months
Real discount rate		4.10%
Long-term gold price per ounce | AUD / oz		1,500
Long-term currency exchange rate		0.73
Cerro Corona - asset group | Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off	[3]	$ 71.6
Life of mine years		8 years
Real discount rate		5.60%
Long-term gold price per ounce - 2016 | $ / oz		1,100
Long-term gold price per ounce - 2017 | $ / oz		1,200
Long-term gold price per ounce - 2018 | $ / oz		1,300
Long-term copper price per tonne - 2016 | $ / t		4,408
Long-term copper price per tonne - 2017 | $ / t		5,950
Long-term copper price per tonne - 2018 | $ / t		6,610
Resource valuation per ounce | $ / oz		69
Damang - asset group | Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off	[4]			$ 53.0
Life of mine years				6 years
Real discount rate				8.00%
Long-term gold price per ounce | $ / oz				1,300
Resource valuation per ounce | $ / oz				26
Non-refundable option payment to Bezant | Other
Impairment Of Assets [Line Items]
Asset impairment and write off	[5]			$ 9.5
Option expiration date		Jan. 31, 2014
Mali | Yanfolila | Hummingbird
Impairment Of Assets [Line Items]
Equity acquisition, amount			$ 21.1
Discontinued Operations, Disposed of by Sale | Mali | Yanfolila | Hummingbird
Impairment Of Assets [Line Items]
Percentage of sale interest project			85.00%

[1]	Following the Group's decision during fiscal 2013 to dispose of non-core projects, Yanfolila was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value which resulted in an impairment of US$29.7 million during fiscal 2013. During fiscal 2014, Gold Fields sold its 85% interest in the Yanfolila project for $21.1 million (refer note 3(c )).
[2]	As the undiscounted cash flows for Darlot were less than its carrying value as at December 31, 2015, the fair value of Darlot was calculated using the income (present value techniques) method. The impairment is mainly due to the life-of-mine plan being reduced to six months forecasting negative cash flows for 2016. The key assumptions used in the calculation were as follows: - Real discount rate - 4.1% - A$ Gold price per ounce - A$1,500 - Long-term A$/US$ exchange rate - 0.73 - 2015 life of mine years - 0.5 The fair value calculation is very sensitive to the gold price assumption and an increase or decrease in the gold price could materially change the fair value.
[3]	As the undiscounted cash flows for Cerro Corona were less than its carrying value as at December 31, 2015, the fair value of Cerro Corona was calculated using a combination of the market (comparable resource transactions) and the income (present value techniques) methods. The impairment was mainly due to the decrease in the gold and copper prices. The key assumptions used in the calculation were as follows: - Real discount rate - 5.6% - Gold price per ounce - 2016 - $1,100 - Gold price per ounce - 2017 - $1,200 - Gold price per ounce - 2018 - $1,300 - Copper price per tonne - 2016 - $4,408 - Copper price per tonne - 2017 - $5,950 - Copper price per tonne - 2016 - $6,610 - Resource valuation per ounce - $69 - 2015 life of mine years - 8 The fair value calculation is very sensitive to the gold and copper price assumptions and an increase or decrease in the gold or copper price could materially change the fair value.
[4]	As the undiscounted cash flows for Damang were less than its carrying value as at December 31, 2013, the fair value of Damang was calculated using a combination of the market (comparable resource transactions) and the income (present value techniques) methods. The impairment was mainly due to the decrease in the gold price which impacted the life of mine plan. The key assumptions used in the calculation were as follows: - Real discount rate - 8% - Gold price per ounce - $1,300 - Resource valuation per ounce - $26 - 2013 life of mine years - 6 The fair value calculation was very sensitive to the gold price assumption and an increase or decrease in the gold price could materially change the fair value.
[5]	The $9.5 million non-refundable option payment was written off, in fiscal 2013, due to the fact that Gold Fields relinquished the Mankayan option in connection with the Guinaoang property ahead of the January 31, 2014 expiry date.